Sale of Intangible Assets and Discontinued Operation (Details Narrative)		12 Months Ended
	Mar. 22, 2019 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Gain on sale of intangible assets, net			$ 648,108
Asset Purchase Agreement [Member] | Zyus Life Sciences, Inc [Member]
Number of shares acquired on purchase of assets | shares	361,011
Asset Purchase Agreement [Member] | Zyus Life Sciences, Inc [Member] | CAD [Member]
Cash received from agreement	$ 1,200,000
Expenses related to purchase agreement				$ 551,892
Gain on sale of intangible assets, net			$ 648,108